Expense Example {- Templeton Emerging Markets Small Cap Fund} - Templeton Emerging Markets Small Cap Fund-20 - Templeton Emerging Markets Small Cap Fund	Aug. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 718
3 years	1,118
5 years	1,543
10 years	2,721
Class C
Expense Example:
1 year	353
3 years	828
5 years	1,428
10 years	3,053
Class R
Expense Example:
1 year	203
3 years	677
5 years	1,178
10 years	2,556
Class R6
Expense Example:
1 year	137
3 years	483
5 years	852
10 years	1,889
Advisor Class
Expense Example:
1 year	153
3 years	525
5 years	921
10 years	$ 2,032